Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Changes in Non-Controlling Interest
Changes in non-controlling interest for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs		North Atlantic Drilling Ltd		Asia Offshore Drilling Ltd		Sevan Drilling ASA		Seadrill Nigeria Operations Limited	Total
December 31, 2014	32		205		134		251		4	626
Changes in 2015	—		8		(14)		—		(4)	(10)
Net income attributable to non-controlling interest in 2015	30		(16)		20		59		—	93
Impairment of goodwill	(48)	—	(18)	—	—	—	(28)	—	—	(94)
December 31, 2015	14		179		140		282		—	615
Changes in 2016	(112)		7		—		—		6	(99)
Net income attributable to non-controlling interest in 2016	29		(21)		9		9		—	26
December 31, 2016	(69)		165		149		291		6	542
Changes in 2017	(14)		—		—		—		—	(14)
Net income attributable to non-controlling interest in 2017	24		(89)		—		(65)		1	(129)
December 31, 2017	(59)		76		149		226		7	399